Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

July 31, 2019

TIE-QTLY-0919
1.863105.111

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.9%
Beacon Lighting Group Ltd.	15,420	$11,477
Commonwealth Bank of Australia	5,876	329,771
CSL Ltd.	5,794	904,110
Imdex Ltd.	19,811	18,064
Insurance Australia Group Ltd.	40,838	240,525
Macquarie Group Ltd.	3,276	286,712

TOTAL AUSTRALIA		1,790,659

Austria - 0.4%
Andritz AG	4,572	163,781
Erste Group Bank AG	7,000	251,378

TOTAL AUSTRIA		415,159

Bailiwick of Jersey - 0.8%
Experian PLC	11,500	349,629
Glencore Xstrata PLC	86,400	277,069
Integrated Diagnostics Holdings PLC (a)	7,500	38,175
WPP PLC	7,700	90,702

TOTAL BAILIWICK OF JERSEY		755,575

Belgium - 0.6%
Barco NV	310	64,791
KBC Ancora	1,261	54,106
KBC Groep NV	7,112	458,838

TOTAL BELGIUM		577,735

Brazil - 2.2%
Atacadao Distribuicao Comercio e Industria Ltda	83,900	514,654
BM&F BOVESPA SA	47,800	528,432
IRB Brasil Resseguros SA	15,900	395,797
Natura Cosmeticos SA	26,100	418,341
Suzano Papel e Celulose SA	30,500	245,112

TOTAL BRAZIL		2,102,336

Canada - 6.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	13,649	836,645
Brookfield Asset Management, Inc. Class A	7,000	342,999
Canadian National Railway Co.	9,836	930,984
Canadian Pacific Railway Ltd.	3,216	767,839
Constellation Software, Inc.	672	639,357
Franco-Nevada Corp.	5,934	515,707
McCoy Global, Inc. (b)	7,000	2,705
New Look Vision Group, Inc.	1,300	32,613
Nutrien Ltd.	13,986	766,803
Pason Systems, Inc.	15,045	202,226
PrairieSky Royalty Ltd.	13,458	180,283
Richelieu Hardware Ltd.	1,000	19,745
ShawCor Ltd. Class A	800	10,474
Suncor Energy, Inc.	12,294	352,761
The Toronto-Dominion Bank	12,000	701,470
Waste Connection, Inc. (Canada)	2,000	181,406

TOTAL CANADA		6,484,017

Cayman Islands - 4.6%
Airtac International Group	36,000	367,155
Alibaba Group Holding Ltd. sponsored ADR (b)	2,500	432,775
JD.com, Inc. sponsored ADR (b)	12,620	377,464
Meituan Dianping Class B	31,400	253,906
PagSeguro Digital Ltd. (b)	5,681	247,010
Shenzhou International Group Holdings Ltd.	28,700	395,851
Tencent Holdings Ltd.	51,800	2,413,512

TOTAL CAYMAN ISLANDS		4,487,673

Chile - 0.5%
Banco de Chile	3,565,200	515,930
China - 4.1%
AVIC Jonhon OptronicTechnology Co. Ltd.	51,950	277,171
China Life Insurance Co. Ltd. (H Shares)	152,000	387,170
China Merchants Bank Co. Ltd. (H Shares)	159,500	790,147
China Petroleum & Chemical Corp. (H Shares)	590,000	378,786
Haier Smart Home Co. Ltd. (A Shares)	259,200	628,702
Industrial & Commercial Bank of China Ltd. (H Shares)	1,553,000	1,042,912
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	14,500	170,894
Shenzhen Inovance Technology Co. Ltd. (A Shares)	77,700	279,493
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	14,080	22,032

TOTAL CHINA		3,977,307

Denmark - 0.4%
A.P. Moller - Maersk A/S Series B	80	89,828
Ambu A/S Series B	1,600	23,429
Jyske Bank A/S (Reg.)	2,554	81,514
Netcompany Group A/S (a)(b)	860	33,784
ORSTED A/S (a)	1,400	127,884
SimCorp A/S	520	47,060
Spar Nord Bank A/S	2,831	24,928

TOTAL DENMARK		428,427

Finland - 0.3%
Sampo Oyj (A Shares)	4,353	181,523
Tikkurila Oyj	4,880	76,062

TOTAL FINLAND		257,585

France - 6.4%
ALTEN	600	74,457
Atos Origin SA	1,829	147,925
AXA SA	21,306	536,661
Bouygues SA	4,279	153,379
Capgemini SA	2,102	268,177
Edenred SA	6,300	316,903
Elis SA	5,551	103,112
Laurent-Perrier Group SA	259	25,517
Legrand SA	3,600	254,495
LVMH Moet Hennessy Louis Vuitton SE	1,450	598,936
Natixis SA	38,800	156,430
Safran SA	3,600	517,478
Sanofi SA	6,428	535,657
Societe Generale Series A (c)	6,529	159,926
SR Teleperformance SA	1,200	251,865
Thales SA	1,200	135,563
Total SA	18,215	944,087
Vetoquinol SA	600	39,852
VINCI SA	5,900	606,896
Vivendi SA	9,952	277,405
Worldline SA (a)(b)	1,858	133,281

TOTAL FRANCE		6,238,002

Germany - 6.2%
Bayer AG	6,875	445,287
CompuGroup Medical AG	1,846	142,944
Continental AG	1,200	164,525
CTS Eventim AG	1,062	53,186
Deutsche Borse AG	2,200	305,409
Hannover Reuck SE	2,200	345,096
HeidelbergCement Finance AG	3,900	283,301
Linde PLC	5,452	1,048,644
MTU Aero Engines Holdings AG	2,100	526,545
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,000	241,105
Nexus AG	1,420	50,302
Rheinmetall AG	1,400	160,249
RWE AG	8,000	216,618
SAP SE	11,333	1,385,301
Vonovia SE	12,915	632,781
WashTec AG	450	23,911

TOTAL GERMANY		6,025,204

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	500	12,398
Hong Kong - 2.6%
AIA Group Ltd.	104,000	1,064,520
China Resources Beer Holdings Co. Ltd.	142,000	665,335
CNOOC Ltd. sponsored ADR	2,289	378,440
Hong Kong Exchanges and Clearing Ltd.	10,900	366,309

TOTAL HONG KONG		2,474,604

India - 3.5%
Embassy Office Parks (REIT) (b)	5,600	30,225
Housing Development Finance Corp. Ltd.	37,994	1,166,569
Infosys Ltd. sponsored ADR	45,771	518,128
Jyothy Laboratories Ltd.	5,588	12,417
Larsen & Toubro Ltd.	24,400	489,456
Shree Cement Ltd.	1,300	379,522
Solar Industries India Ltd.	15,300	247,609
State Bank of India (b)	122,900	589,877

TOTAL INDIA		3,433,803

Indonesia - 0.7%
PT Bank Mandiri (Persero) Tbk	910,200	512,073
PT Bank Rakyat Indonesia Tbk	429,300	136,036

TOTAL INDONESIA		648,109

Ireland - 0.9%
CRH PLC	9,418	313,435
CRH PLC sponsored ADR	15,229	508,039
FBD Holdings PLC	1,972	20,826

TOTAL IRELAND		842,300

Israel - 0.7%
Azrieli Group	232	16,332
Elbit Systems Ltd.	563	89,855
Elbit Systems Ltd. (Israel)	2,800	450,367
Ituran Location & Control Ltd.	1,861	54,304
Strauss Group Ltd.	2,159	65,420
Tel Aviv Stock Exchange Ltd.	4,100	8,290

TOTAL ISRAEL		684,568

Italy - 1.5%
Assicurazioni Generali SpA	13,300	247,937
Enel SpA	85,500	584,874
Interpump Group SpA	8,091	228,218
Intesa Sanpaolo SpA	104,000	225,566
Mediobanca SpA	14,134	141,662

TOTAL ITALY		1,428,257

Japan - 13.5%
Ai Holdings Corp.	1,100	17,270
Aoki Super Co. Ltd.	1,000	24,175
Artnature, Inc.	2,100	12,682
Aucnet, Inc.	1,300	14,818
Azbil Corp.	15,100	362,961
Broadleaf Co. Ltd.	6,900	36,533
Central Automotive Products Ltd.	2,400	43,989
Coca-Cola West Co. Ltd.	900	22,279
Daiichikosho Co. Ltd.	1,300	53,953
Daikokutenbussan Co. Ltd.	700	21,073
DENSO Corp.	10,600	449,922
East Japan Railway Co.	2,500	229,188
Fanuc Corp.	1,700	302,135
Funai Soken Holdings, Inc.	1,150	26,459
GCA Savvian Group Corp.	2,200	14,378
Goldcrest Co. Ltd.	2,760	50,055
Hitachi High-Technologies Corp.	3,300	168,352
Hoya Corp.	10,300	795,767
Idemitsu Kosan Co. Ltd.	6,000	165,344
Itochu Corp.	20,500	390,335
Japan Tobacco, Inc.	8,720	192,134
Kao Corp.	3,000	218,942
Keyence Corp.	1,442	836,782
Kobayashi Pharmaceutical Co. Ltd.	500	35,849
Komatsu Ltd.	7,500	167,703
Koshidaka Holdings Co. Ltd.	5,500	78,463
Kusuri No Aoki Holdings Co. Ltd.	600	39,985
Lasertec Corp.	2,500	121,105
Makita Corp.	2,600	85,918
Medikit Co. Ltd.	600	33,588
Minebea Mitsumi, Inc.	15,700	267,960
Miroku Jyoho Service Co., Ltd.	700	22,102
Misumi Group, Inc.	16,700	379,776
Mitsubishi Estate Co. Ltd.	8,900	163,822
Mitsubishi UFJ Financial Group, Inc.	96,200	475,132
Mitsuboshi Belting Ltd.	1,500	27,659
Mitsui Fudosan Co. Ltd.	8,800	198,653
Nabtesco Corp.	6,700	182,358
Nagaileben Co. Ltd.	2,900	60,804
Nihon Parkerizing Co. Ltd.	7,500	84,038
Nintendo Co. Ltd.	300	110,368
NS Tool Co. Ltd.	1,200	22,381
OBIC Co. Ltd.	3,400	364,721
Oracle Corp. Japan	2,400	200,313
ORIX Corp.	23,300	334,433
OSG Corp.	11,800	236,130
Paramount Bed Holdings Co. Ltd.	1,600	61,403
ProNexus, Inc.	1,700	16,986
Recruit Holdings Co. Ltd.	4,300	145,609
San-Ai Oil Co. Ltd.	5,000	48,304
Shin-Etsu Chemical Co. Ltd.	3,300	335,992
Shinsei Bank Ltd.	14,700	222,043
SHO-BOND Holdings Co. Ltd.	10,480	360,765
Shoei Co. Ltd.	2,000	83,739
SK Kaken Co. Ltd.	20	9,100
SoftBank Corp.	3,200	163,386
Software Service, Inc.	500	48,120
Sony Corp.	2,100	119,435
Sony Financial Holdings, Inc.	12,800	310,105
Subaru Corp.	700	16,314
Sumitomo Mitsui Financial Group, Inc.	12,800	447,613
Suzuki Motor Corp.	2,200	86,039
Takeda Pharmaceutical Co. Ltd.	10,161	349,700
Techno Medica Co. Ltd.	500	10,047
The Monogatari Corp.	280	23,885
TKC Corp.	700	29,212
Tocalo Co. Ltd.	2,500	18,844
Tokio Marine Holdings, Inc.	8,900	472,421
Tokyo Electron Ltd.	900	152,435
Toyota Motor Corp.	10,100	652,594
USS Co. Ltd.	31,400	625,460
Welcia Holdings Co. Ltd.	500	23,348
Workman Co. Ltd.	800	36,621
Yamada Consulting Group Co. Ltd.	1,100	19,990
Yamato Kogyo Co. Ltd.	700	18,287

TOTAL JAPAN		13,050,584

Kenya - 0.1%
Safaricom Ltd.	466,900	122,951
Korea (South) - 2.7%
BGF Retail Co. Ltd.	735	125,759
Leeno Industrial, Inc.	264	12,259
Samsung Electronics Co. Ltd.	52,927	1,996,276
Shinhan Financial Group Co. Ltd.	13,530	493,529

TOTAL KOREA (SOUTH)		2,627,823

Mexico - 0.5%
Grupo Financiero Banorte S.A.B. de CV Series O	94,700	476,768
Netherlands - 2.3%
Aalberts Industries NV	2,000	80,722
AerCap Holdings NV (b)	4,000	218,120
ASML Holding NV (Netherlands)	4,800	1,069,556
ING Groep NV (Certificaten Van Aandelen)	29,476	327,058
Koninklijke Philips Electronics NV	5,847	274,287
Takeaway.com Holding BV (a)(b)	350	31,461
Wolters Kluwer NV	3,200	232,240

TOTAL NETHERLANDS		2,233,444

New Zealand - 0.2%
Auckland International Airport Ltd.	26,837	163,492
Norway - 0.3%
Adevinta ASA Class B	9,533	106,020
Kongsberg Gruppen ASA	4,200	53,301
Schibsted ASA (B Shares)	5,833	150,685
Skandiabanken ASA (a)	3,000	23,033

TOTAL NORWAY		333,039

Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	39,993	609,493
Philippines - 0.4%
Ayala Land, Inc.	379,000	369,101
Jollibee Food Corp.	5,250	26,646

TOTAL PHILIPPINES		395,747

Portugal - 0.2%
Galp Energia SGPS SA Class B	10,992	171,125
Russia - 0.8%
Lukoil PJSC sponsored ADR	3,100	255,192
Sberbank of Russia sponsored ADR	33,800	505,310

TOTAL RUSSIA		760,502

Singapore - 0.3%
United Overseas Bank Ltd.	14,700	280,076
South Africa - 2.1%
Clicks Group Ltd.	18,099	257,050
Impala Platinum Holdings Ltd. (b)	75,692	403,805
Mr Price Group Ltd.	18,241	223,913
Naspers Ltd. Class N	4,753	1,158,593

TOTAL SOUTH AFRICA		2,043,361

Spain - 2.0%
Amadeus IT Holding SA Class A	8,500	671,462
Banco Santander SA (Spain)	138,630	591,711
CaixaBank SA	8,606	21,330
Cellnex Telecom SA (a)	3,600	135,058
Masmovil Ibercom SA (b)	6,005	136,274
Merlin Properties Socimi SA	7,300	99,802
Prosegur Compania de Seguridad SA (Reg.)	43,176	201,603
Unicaja Banco SA (a)	60,300	47,728

TOTAL SPAIN		1,904,968

Sweden - 2.7%
Addlife AB	1,814	49,005
AddTech AB (B Shares)	2,800	73,324
ASSA ABLOY AB (B Shares)	31,100	713,345
Atlas Copco AB (A Shares)	13,600	418,083
Epiroc AB Class A	18,900	207,560
Fagerhult AB	15,279	94,888
Investor AB (B Shares)	8,355	398,325
Lagercrantz Group AB (B Shares)	4,300	53,765
Loomis AB (B Shares)	3,600	124,083
Saab AB (B Shares)	1,500	47,339
Swedbank AB (A Shares)	9,300	126,645
Telefonaktiebolaget LM Ericsson (B Shares)	36,600	320,223

TOTAL SWEDEN		2,626,585

Switzerland - 4.7%
Nestle SA (Reg. S)	16,766	1,778,658
Roche Holding AG (participation certificate)	3,724	996,785
Schindler Holding AG:
(participation certificate)	1,599	370,107
(Reg.)	180	40,577
Swiss Life Holding AG	624	302,102
Tecan Group AG	240	61,053
UBS Group AG	42,589	475,719
Zurich Insurance Group Ltd.	1,622	565,103

TOTAL SWITZERLAND		4,590,104

Taiwan - 2.5%
Addcn Technology Co. Ltd.	3,772	31,578
Sporton International, Inc.	45,000	299,148
Taiwan Semiconductor Manufacturing Co. Ltd.	190,035	1,560,785
Unified-President Enterprises Corp.	198,000	511,899

TOTAL TAIWAN		2,403,410

Thailand - 0.8%
Siam Cement PCL (For. Reg.)	52,900	743,308
Turkey - 0.5%
Tupras Turkiye Petrol Rafinerileri A/S	17,900	449,023
United Kingdom - 8.2%
Alliance Pharma PLC	30,514	26,273
Ascential PLC (a)	5,762	27,903
AstraZeneca PLC (United Kingdom)	4,289	370,543
Aviva PLC	46,809	229,814
Avon Rubber PLC	2,200	35,851
BAE Systems PLC	18,100	120,252
Beazley PLC	9,700	68,005
BHP Billiton PLC	42,665	1,017,285
BP PLC	168,701	1,116,252
British American Tobacco PLC (United Kingdom)	6,273	223,523
Cineworld Group PLC	6,200	19,234
Dechra Pharmaceuticals PLC	2,300	82,401
DP Poland PLC (b)	52,800	4,655
Elementis PLC	54,935	100,878
Great Portland Estates PLC	3,106	24,998
Hilton Food Group PLC	2,654	30,210
Howden Joinery Group PLC	3,800	25,648
Imperial Tobacco Group PLC	6,747	171,895
Informa PLC	46,426	493,449
InterContinental Hotel Group PLC ADR	8,725	612,059
ITE Group PLC	30,100	26,831
Lloyds Banking Group PLC	615,051	397,867
Micro Focus International PLC	6,682	140,750
Network International Holdings PLC (a)	3,700	27,582
Prudential PLC	22,040	453,456
Rightmove PLC	28,800	185,065
Royal Dutch Shell PLC Class B sponsored ADR	9,200	583,924
RSA Insurance Group PLC	33,500	228,385
Shaftesbury PLC	2,504	23,950
Spectris PLC	9,570	296,305
Spirax-Sarco Engineering PLC	1,299	142,095
Standard Chartered PLC (United Kingdom)	40,138	330,358
Standard Life PLC	54,264	197,179
The Weir Group PLC	5,104	92,918
Topps Tiles PLC	16,600	13,970
Ultra Electronics Holdings PLC	1,301	31,058

TOTAL UNITED KINGDOM		7,972,821

United States of America - 7.0%
Alphabet, Inc. Class A (b)	208	253,386
Autoliv, Inc.	2,974	214,574
Berkshire Hathaway, Inc. Class B (b)	1,416	290,889
Black Knight, Inc. (b)	3,800	240,616
ConocoPhillips Co.	2,400	141,792
Lam Research Corp.	600	125,166
Marsh & McLennan Companies, Inc.	4,100	405,080
Martin Marietta Materials, Inc.	1,630	403,833
MasterCard, Inc. Class A	3,280	893,046
MercadoLibre, Inc. (b)	1,034	642,548
Moody's Corp.	1,700	364,378
Morningstar, Inc.	200	30,396
MSCI, Inc.	1,800	409,032
PayPal Holdings, Inc. (b)	2,000	220,800
PriceSmart, Inc.	1,625	99,125
ResMed, Inc.	3,360	432,432
S&P Global, Inc.	1,600	391,920
Sherwin-Williams Co.	840	430,954
Visa, Inc. Class A	4,657	828,946

TOTAL UNITED STATES OF AMERICA		6,818,913

TOTAL COMMON STOCKS
(Cost $83,682,281)		94,357,185

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.5%
Itau Unibanco Holding SA	26,655	243,198
Petroleo Brasileiro SA - Petrobras sponsored ADR	15,546	233,967

TOTAL BRAZIL		477,165

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	4,476	293,385
Sartorius AG (non-vtg.)	250	51,309

TOTAL GERMANY		344,694

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $774,849)		821,859

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.43% (d)	2,168,535	2,168,968
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	8,724	8,725
TOTAL MONEY MARKET FUNDS
(Cost $2,177,680)		2,177,693
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $86,634,810)		97,356,737
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(528,595)
NET ASSETS - 100%		$96,828,142

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,889 or 0.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,007
Fidelity Securities Lending Cash Central Fund	10,733
Total	$29,740

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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